Annual Total Returns- JPMorgan Unconstrained Debt Fund (R2 R5 R6 Shares) [BarChart] - R2 R5 R6 Shares - JPMorgan Unconstrained Debt Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.61%	6.25%	2.81%	1.01%	(0.71%)	4.59%	3.92%	(2.36%)	6.54%	6.00%